Note 30 Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Financial guarantees and other commitments [Line Items]
Gross loan commitments		€ 132,088	€ 119,618
Financial guarantees given		14,308	11,720
Other Commitments And Guarantees Given		38,502	34,604
Total Loan commitments and financial guarantees		184,898	165,941
Of which impaired [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		224	171
Financial guarantees given	[1]	300	245
Other Commitments And Guarantees Given	[1]	604	541
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		674	0
Financial guarantees given		0	0
Other Commitments And Guarantees Given		0	2
Government [member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		2,964	3,483
Financial guarantees given		186	162
Other Commitments And Guarantees Given		184	212
Banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		19,060	16,085
Financial guarantees given		347	312
Other Commitments And Guarantees Given		4,882	4,266
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		5,659	4,583
Financial guarantees given		1,019	1,026
Other Commitments And Guarantees Given		1,679	1,753
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		63,259	59,475
Financial guarantees given		12,565	10,039
Other Commitments And Guarantees Given		31,599	28,224
Households [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		40,472	35,991
Financial guarantees given		192	181
Other Commitments And Guarantees Given		€ 159	€ 147

[1]	(*) Impaired financial guarantees given amounted to € 904 and €786 million, respectively, as of June 30, 2022 and December 31, 2021, respectively.